Short-term loan	12 Months Ended
Dec. 31, 2023
Short-term loan
Short-term loan
10	Short-term loan

	As of December 31,
	2022	2023
	RMB	RMB	US$
Short-term bank borrowings	5,000	—	—

In October 2022, the Company borrowed a RMB denominated loan of RMB5,000 with a fixed interest rate of 4.9% for a one-year term from Shenzhen Zhongxiaodan Micro Credit Co., Ltd. The short-term loan of RMB5,000 was fully repaid in October 2023.